Commitments and Contingencies (Details Narrative) - USD ($)		6 Months Ended	10 Months Ended	12 Months Ended
	Sep. 13, 2022	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from initial public offering				$ 115,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from sale of Private Placement Units				$ 2,575,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues			2,875,000
Underwriters Agreement [Member] | Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues	1,500,000
Share price per share	$ 10.00
Underwriters Agreement [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Underwriting commissions, percentage	3.50%
Proceeds from initial public offering	$ 4,025,000
Proceeds from initial public offering	100,000
Underwriter fees	$ 100,000
Merger Consideration [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues		21,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001
Payments of Merger Related Costs, Financing Activities		$ 15,000,000
PIPE [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from sale of Private Placement Units		$ 65,000,000